Consolidated Statements of Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses from mining business [abstract]
Revenues	$ 391,609	$ 433,278
Cost of sales
Production costs	(285,392)	(202,886)
Depletion and amortization	(51,982)	(66,587)
Earnings from mining operations	54,235	163,805
General and administrative	(12,056)	(16,937)
Share-based compensation expense	(3,807)	(5,507)
Project evaluation expense	(543)	408
Gain (loss) on derivatives	16,274	(13,008)
Other income	1,758	1,483
Income before financing costs and income taxes	55,861	130,244
Finance expenses, net	(45,209)	(51,935)
Call premium on settlement of debt	0	(6,941)
Foreign exchange loss	(29,791)	(555)
Income (loss) before income taxes	(19,139)	70,813
Income tax expense	(6,832)	(34,341)
Net income (loss)	(25,971)	36,472
Items that will remain permanently in other comprehensive income (loss):
Loss on financial assets	(541)	(677)
Items that may in the future be reclassified to profit (loss):
Foreign currency translation reserve	20,684	(348)
Total other comprehensive income (loss)	20,143	(1,025)
Total comprehensive income (loss)	$ (5,828)	$ 35,447
Earnings (loss) per share
Basic	$ (0.09)	$ 0.13
Diluted	$ (0.09)	$ 0.13
Weighted average shares outstanding (thousands)
Basic	286,236	283,593
Diluted	286,236	287,504